Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq-100 Select Equal Weight(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]
Nasdaq-100 Equal Weighted(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.31%	12.24%	12.55%	11.51%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.51%
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.88%	20.18%	18.53%	15.35%
First Trust Nasdaq-100 Select Equal Weight ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.81%	11.68%	11.92%	10.86%
Performance Inception Date		Apr. 19, 2006
First Trust Nasdaq-100 Select Equal Weight ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.56%	11.44%	11.66%	10.63%
First Trust Nasdaq-100 Select Equal Weight ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.03%	9.20%	9.80%	9.34%

[1]	On December 22, 2025, the Fund’s underlying index changed from the Nasdaq-100 Equal WeightedTM Index to the Nasdaq-100 Select Equal WeightTM Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to December 22, 2025 reflect performance of the Fund based on the Nasdaq-100 Equal WeightedTM Index and are not necessarily indicative of the performance that the Fund, based on the Nasdaq-100 Select Equal WeightTM Index, would have generated.
[2]	Performance data is not available for all the periods shown in the table because performance data does not exist for the periods shown.
[3]	The Nasdaq-100 Select Equal WeightTM Index began operations on June 23, 2025.